Income taxes - Reconciliation (Details 3)		12 Months Ended
	Apr. 01, 2016	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate		33.00%	36.00%	38.00%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries		(12.90%)	(14.30%)	(14.60%)
Tax on undistributed earnings		1.10%	2.70%	2.20%
Valuation allowance		(1.50%)	(4.30%)	(2.30%)
Liabilities for unrecognized tax benefits		0.00%	0.30%	(0.10%)
Reversal of deferred tax assets related to foreign tax credit				5.30%
Deduction for foreign taxes		1.50%	1.50%	2.40%
Withholding tax on dividends from overseas subsidiaries		1.00%	2.30%	0.00%
Changes in Japanese income tax rates		0.50%	0.70%	0.30%
Other		(0.50%)	2.20%	(0.80%)
Effective income tax rate		22.20%	27.10%	30.40%
Income tax additional disclosures
Effective income tax rate, decrease from previous year		4.90%
Effective income tax rate		22.20%	27.10%	30.40%
Statutory tax rate, approximately 1		33.00%
Statutory tax rate, approximately 2		32.20%
Forecast
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	31.00%